CONVERTIBLE DEBENTURES (Details 1) - Derivative Liability One [Member]	2 Months Ended
Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Expected dividend yield	Nil
Risk-free interest rate	3.91%
Expected life	1 year 11 months 1 day
Expected volatility	94.00%